General Information	6 Months Ended
Jun. 30, 2025
General Information [Abstract]
GENERAL INFORMATION

NOTE 1 — GENERAL INFORMATION

a.	General

Jeffs’ Brands Ltd (the “Company” or “Jeffs’ Brands”) was incorporated in Israel on March 7, 2021. As of June 30, 2025, the Company had six wholly owned subsidiaries — Smart Repair Pro (“Smart Pro”), Top Rank Ltd. (“Top Rank”), Jeffs’ Brands Holdings Inc. (“Jeffs’ Brands Holdings”), Fort Products Ltd. (“Fort”), Fort Products LLC and Pure NJ Logistics LLC (“Pure Logistics”) (together the “Subsidiaries”). The Company and its Subsidiaries (collectively, the “Group”), other than Pure Logistics, are engaged in the acquisition, improvement and operation of virtual stores (the “Brands”) mainly on the Amazon marketplace (“Amazon”). Pure Logistics operates a logistics center specializing in warehousing and distribution services. As of July 7, 2025 Jeffs’ Brands also holds approximately 75.02% of the equity interest of Fort Technology Inc. (“Fort Technology”, formerly known as Impact Acquisitions Corp).

In addition, the Company holds approximately 49% of the issued and outstanding shares of common stock of its affiliate – SciSparc Nutraceuticals Inc. (“SciSparc U.S.”). For additional information see Note 4a.

As of June 30, 2025, the Company, together with its Subsidiaries and affiliates, operated eight Brands on Amazon: KnifePlanet, CC-Exquisite, PetEvo, Whoobli, Roshield, Entopest, Rempro, and Birdgo. In addition, the Company’s has a minority interest in SciSparc U.S., which operates the Wellution brand on Amazon.

b.	Concentration Risk

The Group’s activities are mainly conducted through Amazon’s commercial platform. Any material change, whether temporary or permanent, including changes in Amazon’s terms of use and/or its policies, may affect sales performance, and may have a material effect on the Group’s financial position and the results of its operations.

In addition, the Group is engaged with a small number of suppliers as part of the production process of the Brands. Any material changes in the supply process, whether temporary or permanent, may affect sales performance, and may have a material effect on the Group’s financial position and the results of its operations.

c.	Liquidity

During the six months ended June 30, 2025, the Group incurred a net loss of $2,742 thousand and cash flows used in operating activities were $2,409 thousand. As of June 30, 2025, the Group had an accumulated deficit of approximately $18,822 thousand.

The Group intends to continue to finance its operating activities through the sale of products via the Brands, revenues from warehousing and distribution services and through raising additional capital, as needed.

As described in Note 5f, in June 2025, the Company entered into a Securities Purchase Agreement (the “SPA”) with an institutional investor, pursuant to which it may issue and sell, from time to time, convertible promissory notes in the aggregate principal amount of up to $100 million. Accordingly, the Company’s management anticipates that the Company’s cash and cash equivalents as of the issuance date of these interim condensed consolidated financial statements and the future expected cash flow from the issuance of additional convertible promissory notes will be sufficient to support the Group’s current operations for more than 12 months from such date.

d.	Reverse Share Splits

On June 16, 2025, the Company effected a one-for-seventeen (1-for-17) reverse share split of its ordinary shares (the “2025 Reverse Split”). As a result of the 2025 Reverse Split, every seventeen (17) shares of ordinary shares issued and outstanding were combined into one ordinary share.

On November 20, 2024, the Company effected a one-for-thirteen (1-for-13) reverse share split of its ordinary shares (the “2024 Reverse Split”). As a result of the 2024 Reverse Split, every thirteen (13) shares of ordinary shares issued and outstanding were combined into one ordinary share.

All outstanding securities entitling their holders to purchase ordinary shares, including promissory notes and warrants convertible into or exercisable for ordinary shares, were adjusted pursuant to their terms, as a result of the 2025 Reverse Split and the 2024 Reverse Split. The 2025 Reverse Split and the 2024 Reverse Split did not affect the number of ordinary shares authorized for issuance. All share amounts, per share data and exercise prices have been adjusted retroactively within these financial statements to reflect the 2025 Reverse Split and the 2024 Reverse Split.